Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
Share-based Compensation

ING U.S., Inc. 2013 Omnibus Employee Incentive Plan

The Company provides equity-based compensation awards to its employees principally under the ING U.S., Inc. 2013 Omnibus Employee Incentive Plan (the “Omnibus Plan”), which the Company adopted in connection with the IPO. At inception of the Omnibus Plan, a total of 7,650,000 shares of Company common stock were reserved and available for issuance under the Omnibus Plan.

During 2013, the Company provided awards under the Omnibus Plan in connection with (1) the conversion of ING Group equity-based awards granted in March 2013 to employees of the Company into Company equity-based awards, (2) Deal Incentive Awards, and (3) certain other one-time awards of time-vested restricted stock units (“RSUs”), including in connection with new employee hires.

The Omnibus Plan permits the granting of a wide range of equity-based awards, including RSUs, which represent the right to receive a number of shares of Company common stock upon vesting; restricted stock, which are shares of Company stock that are subject to sale and transfer restrictions until the vesting conditions are met; performance share units (“PSUs”) awards, which are RSUs subject to certain time- and performance-based vesting conditions, and under which the number of shares of common stock delivered upon vesting varies with the level of achievement of performance criteria; and stock options. Following the IPO, grants of equity-based awards under the Omnibus Plan are made by the Compensation and Benefits Committee (the “Committee”) of the Board of Directors of the Company, and are subject to such terms and conditions as the Committee may determine, including in respect of vesting and forfeiture, subject to certain limitations provided in the Omnibus Plan. Equity-based awards under the Omnibus Plan may carry dividend equivalent rights, pursuant to which notional dividends accumulate on unvested equity awards and are paid, in cash, upon vesting. To date, all awards made under the Omnibus Plan have included dividend equivalent rights. Dividend equivalents are credited to the recipient and are paid only to the extent the applicable performance criteria and service conditions are met.

In 2013, the Company awarded only RSUs and PSUs under the Omnibus Plan. RSUs were awarded in respect of (1) conversion of ING Group equity awards under the LSPP (as described below) which were not subject to performance-based vesting conditions, (2) Deal Incentive Awards, and (3) one-time equity awards. PSUs awarded in respect of the conversion of ING Group equity awards under the LSPP were subject to performance-based vesting conditions. PSUs in 2013 generally entitle recipients to receive, upon vesting, a number of shares of common stock that ranges from 0% to 150% of the number of PSUs awarded, depending on the level of achievement of the specified performance condition. The establishment and the achievement of performance objectives is determined and approved by the Committee. These awards vest no earlier than one year from the date of the award and no later than three years from the date of the award. Dividend equivalents are credited to the recipient and are paid only to the extent the applicable performance criteria and service conditions are met. In the case of retirement (as defined in the award agreement), awards vest depending on the employee’s age and years of service subject to the satisfaction of the applicable performance criteria.

If an award under the Omnibus Plan is forfeited, expired, terminated, otherwise lapses, the shares of Company common stock underlying that award will again become available for issuance under the Omnibus Plan. Shares withheld by the Company to pay taxes, or which are withheld by or tendered to the Company to pay the exercise price of stock options (or are repurchased from an option holder by the Company with proceeds from the exercise of stock options) are not available for reissuance.

As of December 31, 2013, there were no stock options issued or outstanding under the Omnibus Plan.

Deal Incentive Awards: Upon closing of the IPO, 1,993,614 RSUs were granted to employees of the Company under the Omnibus Plan in connection with Deal Incentive Awards. Deal Incentive Awards were conditional agreements to grant equity awards to certain employees of the Company, upon the closing of the IPO or upon the satisfaction of certain other conditions. RSUs granted in connection with Deal Incentive Awards are subject to certain vesting conditions, lockup period and other holding requirements. Of the Deal Incentive Award RSUs granted, 895,544 vested in 2013, primarily upon the pricing of the Secondary Offering.

Due to the completion of the Secondary Offering in 2013 and the ending of the related underwriters’ lockup period, a further 800,032 of such RSUs will vest over 90 days from the pricing of the Secondary Offering. Of the 1,993,614 RSUs granted upon the closing of the IPO, 219,573 RSUs will proportionately vest upon further sales of Company stock by ING Group.

ING U.S., Inc. 2013 Omnibus Non-Employee Director Incentive Plan

The Company offers equity-based awards to ING U.S. Inc. non-employee directors under the ING U.S., Inc. 2013 Omnibus Non-Employee Director Incentive Plan (“2013 Director Plan”), which the Company adopted in connection with the IPO. A total of 88,000 shares of Company common stock were initially reserved and available for issuance under the 2013 Director Plan. The grant date fair value of awards granted under the Plan to any one individual in any one fiscal year may not exceed $250 thousand. The material terms of the 2013 Director Plan are substantially consistent with the material terms of the 2013 Omnibus Plan described above.

Director Deal Incentive Award: Upon the closing of the IPO, one director of the Company received 2,564 RSUs granted under the 2013 Director Plan in connection with a Deal Incentive Award, subject to certain vesting conditions, lockup period and other holding requirements. Of the total RSUs awarded, 1,282 RSUs vested in 2013, upon the pricing of the Secondary Offering. In addition, due to the completion of the Secondary Offering in 2013 and the ending of the related underwriters’ lockup period, the remaining 1,282 RSUs will vest over 90 days from the pricing of the Secondary Offering. Upon vesting, common stock issued pursuant to Deal Incentive Awards remains subject to a further holding period.

Non-Employee Director Service Grants: On June 13, 2013, 10,932 RSUs were granted under the 2013 Director Plan to the four non-employee directors then serving on the Board. These awards vest half on the second anniversary of the grant date, and one-quarter vest on the third and fourth anniversaries of the grant date, in each case provided that the grantee remains a director of the Company on the relevant vesting date, and provided that no shares will be delivered in connection with the RSUs until such time as service on the Board is terminated.

ING Group Equity-Based Plans

Prior to the IPO, employees of the Company received equity-based compensation in the form of ING Group equity awards, pursuant to equity compensation plans adopted by ING Group. These plans included:

Long-term Sustainable Performance Plan: In 2011, 2012 and 2013 employees of the Company received ING Group-based equity awards under the Long-Term Sustainable Performance Plan (“LSPP”) of ING Group. LSPP awards made to Company employees are settled by delivery of ING Group American Depository Receipts (“ADRs”).

All LSPP awards to employees of the Company provided in 2013 were, upon the closing of the IPO, converted into Company-based equity awards under the Omnibus Plan. Outstanding awards made in 2011 and 2012 were not converted. The converted awards would have entitled holders to receive up to an aggregate of 5,898,279 ING Group ADRs, and were converted into awards that entitled holders to receive up to an aggregate of 2,495,458 shares of Company common stock upon vesting. These converted awards consist of 1,717,746 PSUs and 777,712 RSUs. Of the converted awards 572,369 PSUs were considered granted during 2013, because the relevant performance measure had been established and communicated to recipients. The remaining PSUs will be considered granted upon the establishment and communication of the performance measures for the applicable performance period by the Committee, which is generally carried out during the first quarter of each year.

With respect to employees who are not "Identified Staff" for purposes of the European Union's Capital Requirements Directive III, the 2013 ING Group LSPP awards that were converted to PSU awards and RSUs under the Omnibus Plan vest one-third on each of the first, second and third anniversaries of the date of the award, provided that the participant is still employed by the Company on the relevant vesting date, and, in the case of PSU awards, subject to satisfaction of the performance condition. With respect to employees who are "Identified Staff," 2013 ING Group awards were converted exclusively to time-vested RSUs under the Omnibus Plan, half of which vest on the second anniversary of the grant date, and one-quarter vest on each of the third and fourth anniversaries of the grant date, in each case provided that the participant is still employed by the Company on the relevant vesting date.

LSPP awards provided to the Company’s employees in 2011 and 2012 remain outstanding and will continue to vest according to the terms of their original grant. One-third of these awards vest, and the underlying ING Group ADRs are delivered, on each of the first, second and third anniversaries of the award date, provided that the participants are still employed by the Company on the relevant vesting date, and, in the case of performance-based LSPP, provided that the relevant performance condition has been satisfied, as determined by the Committee and the Supervisory Board of ING Group.

Discretionary Bonus Deferral Shares: In connection with the mandatory ING Group 2012 Incentive Compensation Plan (“ICP”), a portion of annual cash incentive awards that exceeded €100,000 equivalent in value $(129,368) of restricted ING Group ADRs were granted in 2013 to employees of the Company. Upon the closing of the IPO, the 731,015 of restricted ING Group ADRs were converted into 309,272 RSUs under the Omnibus Plan. RSUs granted to employees who are not "Identified Staff" vest one-third on each of the first, second and third anniversaries of the grant date, provided that the participant is still employed by the Company on the relevant vesting date. With respect to employees who are "Identified Staff," RSUs vest half on the second anniversary of the grant date, and one-quarter vest on the third and fourth anniversaries of the grant date, in each case provided that the participant is still employed by the Company on the relevant vesting date.

Equity Compensation Plan: In 2011, 2012, and 2013, certain employees of the Company (principally those employed within the Investment Management business) received equity-based awards under ING Group’s ING America Insurance Holdings, Inc. Equity Compensation Plan (the “Equity Compensation Plan”). Awards made under the Equity Compensation Plan are in the form of restricted ING Group ADRs.

All Equity Compensation Plan awards to employees of the Company provided in 2013 were, upon the closing of the IPO, converted into company-based equity awards under the Omnibus Plan. Outstanding awards made in 2011 and 2012 were not converted. The converted awards consisted of 1,271,322 restricted ING Group ADRs, which were converted into 537,911 RSUs under the Omnibus Plan. These awards are subject to a three-year vesting period ending January 1, 2016 provided that the participant is still employed by the Company on the relevant vesting date.

Equity Compensation Plan awards to employees of the Company provided in 2012 and 2011 remain outstanding and are subject to a three-year vesting period ending January 1, 2015 and 2014, respectively, provided that the participant is still employed by the Company on the relevant vesting date.

LEO Plan: Prior to 2011, employees of the Company received equity-based awards under ING Group’s Long-Term Equity Ownership (“LEO”) plan. Awards included both performance-based awards of ING Group ADRs (“LEO PSUs”) and options to acquire ING Group ordinary shares. LEO options are nonqualified options with an exercise price equal to the fair market value of one ING Group ordinary share on the date of grant. The options have a ten-year term and vest three years from the grant date provided that the participant was still employed by the Company on the relevant vesting date. LEO options will remain outstanding until exercised, lapsed, forfeited, or cancelled.

LEO PSUs are a contingent award of ING Group ordinary shares and generally vested three years from the award date. The number of ING Group ordinary shares deliverable upon vesting ranged from 0% to 200% of the number of LEO PSUs awarded, depending on the level of achievement of ING Group’s Total Shareholder Return relative to a peer group of global financial services companies as determined at the end of the vesting period, provided that the participant was still employed by the Company on the relevant vesting date.

Compensation Cost

The following table summarizes compensation costs recognized for awards granted under the Omnibus Plan and ING Group share-based compensation plan for the periods indicated:

	Years Ended December 31,
	2013 (1)	2012 (2)	2011 (2)
RSUs	$24.2	$24.4	$22.2
RSUs - Deal incentive awards	29.5	—	—
PSU awards	40.6	36.8	29.3
Stock options(2)	0.8	5.2	9.3
Share-based compensation(3)	$95.1	$66.4	$60.8
(1) This table includes compensation costs of $14.9 and $24.5 of ING Group RSUs and LSPP PSU awards, respectively, for the year ended December 31, 2013.
(2) All compensation costs recognized during the period December 31, 2012 and 2011 represent the Company's allocated portion of ING Group share-based compensation plans and ING Group stock option plans.
(3) The Company recognized no income tax benefit due to recognized valuation allowances for all periods presented. See Note 15. Income Taxes to these Consolidated Financial Statements for additional information.

Shares Available for Issuance

The following table summarizes the number of Company shares authorized and available for issuance as of December 31, 2013:

(shares in millions)	ING U.S. Omnibus Plan
Authorized for issuance	7.7
Issued and reserved for issuance of outstanding:
RSUs	1.6
RSUs - Deal incentive awards	2.0
PSU awards (1.5 times the number of awards)	1.9
Shares available for issuance	2.2

Awards Outstanding

The following tables summarize the number of awards under the Omnibus Plan and ING Group share-based compensation plans for the periods indicated:

	RSUs			RSUs - Deal Incentive Awards		PSU Awards
(awards in millions)	Number of Awards		Weighted Average Grant Date Fair Value	Number of Awards	Weighted Average Grant Date Fair Value	Number of Awards(1)		Weighted Average Grant Date Fair Value
Outstanding at December 31, 2012	—			—		—		—
Converted at the time of the IPO	1.6		$18.73	—	$—	0.6		$28.06
Granted	—	*	29.79	1.8	19.80	—		—
Vested	—	*	18.98	(0.9)	20.13	—	*	28.06
Forfeited	—	*	18.77	(0.1)	19.50	(0.1)		28.05
Outstanding at December 31, 2013	1.6		$19.15	0.8	19.50	0.5		28.06

Awards expected to vest as of December 31, 2013	1.6		19.15	0.8	19.50	0.5		28.06

Unrecognized compensation cost	$22.4			$4.0		$4.8
Expected remaining weighted-average period of expense recognition (in years)			1.96		0.06			0.24

(1)
Based upon performance through December 31, 2013, recipients of performance awards would be entitled to 0.8 shares at the vesting date. The performance awards are included in the preceding table as if the participants earn shares equal to 100% of the units granted.

* Less than 0.1.

The total fair value of shares vested for the year ended December 31, 2013 were $0.1, $17.9 and $0.3 for RSUs, RSUs - Deal Incentive Awards, and PSU awards, respectively.

ING Group Awards Outstanding
(awards in millions)	Stock Options	RSUs	PSU Awards
Year ended December 31, 2013	16.3	3.2	2.5
Year ended December 31, 2012	19.7	6.1	8.5
Year ended December 31, 2011	23.8	6.1	6.8

2013 Unrecognized compensation cost	$—	$5.6	$8.8
2013 Expected remaining weighted-average period of expense recognition (in years)	0	0.98	0.28